                               THE MAINSTAY FUNDS

               Supplement dated December 15, 2006 ("Supplement")
        to the Statement of Additional Information dated March 1, 2006, as revised on April 28, 2006, May 31, 2006 and September 11, 2006

     This Supplement updates certain information contained in the above-dated Statement of Additional Information for The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Delete the second paragraph under the section entitled "Transfer Agent" on page 117 of the Statement of Additional Information in its entirety and replace with the following:

Transfer agent fees and expenses are charged to the Funds based on the number of accounts being serviced. Although the fees and expenses charged on this basis are generally in line with the average of other fund complexes, certain Funds or Classes have smaller average account sizes than the mutual fund industry average. As a result, when expressed as a percentage of assets, the transfer agent fees and expenses and gross total operating expenses of those Funds or Classes may be relatively higher than industry average. The Trust may, from time to time, consider and implement measures intended to increase average shareholder account size and/or reduce the Trust's transfer agent fees and expenses, in addition to the imposition of a small account fee.




            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

               Supplement dated December 15, 2006 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Insert the following under the section entitled "Information on Fees" on page 91 of the Prospectus

Small Account Fee

     Several of the Funds have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds are implementing a small account fee, effective March 1, 2007. Each shareholder with an account balance less than $1,000 will be charged
an annual per account fee of $20 (assessed semi-annually).   The fee may be
deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the Funds draft directly from the client's checking or savings account, NYLIM SIMPLE IRA Plan Accounts that have been funded/established for less than 1 year, accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts) and certain Class A accounts created by a conversion from Class B shares where the small account balance is due solely to the conversion from Class B shares. The Funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact The MainStay Funds by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.

                               THE MAINSTAY FUNDS
                         MainStay Small Cap Growth Fund
                                 Class I Shares

               Supplement dated December 15, 2006 ("Supplement")
              to the Prospectus dated May 31, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Insert the following under the section entitled "Shareholder Guide" on page 13 of the Prospectus

Small Account Fee

     Several of The MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund is implementing a small account fee, effective March 1, 2007. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted from your fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the Funds draft directly from the client's checking or savings account, NYLIM SIMPLE IRA Accounts that have been funded/established for less than 1 year, accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Accounts) and certain Class A accounts created by a conversion from Class B shares where the small account balance is due solely to the conversion from Class B shares. The Fund may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact The MainStay Funds by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.

                               THE MAINSTAY FUNDS
                                   R3 Shares
                         MainStay Large Cap Growth Fund
                               MainStay MAP Fund
                          MainStay Mid Cap Growth Fund
                       MainStay International Equity Fund


               Supplement dated December 15, 2006 ("Supplement")
             to the Prospectus dated April 28, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Insert the following under the section entitled "Information on Fees" on page 27 of the Prospectus

Small Account Fee

     Several of the Funds have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds are implementing a small account fee, effective March 1, 2007. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the Funds draft directly from the client's checking or savings account, NYLIM SIMPLE IRA Plan Accounts that have been funded/established for less than 1 year, accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts) and certain Class A accounts created by a conversion from Class B shares where the small account balance is due solely to the conversion from Class B shares. The Funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact The MainStay Funds by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.




                                                                  MS16bcR3-09/06